Derivative Financial Instruments and Off-balance sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2014. None of these derivatives are designated as accounting hedging instruments.

($ in thousands)	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Asset derivatives
Interest rate contracts
Interest rate cap agreements	Other investments	$28,600	$554	$554	$—
Foreign currency contracts
Foreign currency forwards	Other investments	7,001	46	46	—
Embedded derivative financial instruments
Conversion options	Fixed income securities	42	—	—	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	84,561	84,561	—

Total asset derivatives		$35,643	$85,161	$85,161	$—

Liability derivatives
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	$115,611	$(5,966)	$—	$(5,966)
Guaranteed withdrawal benefits	Contractholder funds	25,955	(679)	—	(679)
Equity-indexed options in life product contracts	Contractholder funds	13,325	(746)	—	(746)

Total liability derivatives		154,891	(7,391)	$—	$(7,391)

Total derivatives		$190,534	$77,770

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2013. None of these derivatives are designated as accounting hedging instruments.

($ in thousands)	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Asset derivatives
Interest rate contracts
Interest rate cap agreements	Other investments	$40,100	$1,076	$1,076	$—
Embedded derivative financial instruments
Conversion options	Fixed income securities	42	—	—	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	27,826	27,826	—

Total asset derivatives		$40,142	$28,902	$28,902	$—

Liability derivatives
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	$136,770	$(7,925)	$—	$(7,925)
Guaranteed withdrawal benefits	Contractholder funds	28,924	(677)	—	(677)
Equity-indexed options in life product contracts	Contractholder funds	9,581	(595)	—	(595)

Total liability derivatives		175,275	(9,197)	$—	$(9,197)

Total derivatives		$215,417	$19,705

Summary of Gains and Losses from Valuation and Settlements For Derivatives Not Designated As Hedges

The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Statements of Operations and Comprehensive Income for the years ended December 31.

($ in thousands)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2014
Interest rate contracts	$(533)	$—	$—	$(533)
Foreign currency contracts	(48)	—	—	(48)
Embedded derivative financial instruments	—	1,957	(151)	1,806
Other contracts - structured settlement annuity reinsurance agreement	53,305	—	—	53,305

Total	$52,724	$1,957	$(151)	$54,530

2013
Interest rate contracts	$431	$—	$—	$431
Embedded derivative financial instruments	(83)	8,977	(297)	8,597
Other contracts - structured settlement annuity reinsurance agreement	(10,297)	—	—	(10,297)

Total	$(9,949)	$8,977	$(297)	$(1,269)

2012
Interest rate contracts	$(296)	$—	$—	$(296)
Embedded derivative financial instruments	(13)	4,119	(142)	3,964
Other contracts - structured settlement annuity reinsurance agreement	14,276	—	—	14,276

Total	$13,967	$4,119	$(142)	$17,944

Summary of Counterparty Credit Exposure by Counterparty Credit Rating

The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in thousands)	2014				2013
Rating (1)	Number of counter- parties	Notional Amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter- parties	Notional Amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	1	$15,200	$310	$310	1	$21,700	$624	$624
A	2	4,500	110	110	2	10,700	227	227
BBB+	1	10,901	158	158	1	2,700	156	156
BBB	1	5,000	22	22	1	5,000	69	69

Total	5	$35,601	$600	$600	5	$40,100	$1,076	$1,076

(1)	Rating is the lower of S&P or Moody’s ratings.
(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.